Risk/Return Detail Data (Touchstone Credit Opportunities Fund) - USD ($)		Total
Risk/Return:
Entity Central Index Key		0000711080
| Touchstone Credit Opportunities Fund
Risk/Return:
Risk/Return [Heading]		TOUCHSTONE CREDIT OPPORTUNITIES FUND SUMMARY
Objective [Heading]		The Fund's Investment Goal
Objective, Primary [Text Block]		The Touchstone Credit Opportunities Fund (the “Fund”) seeks absolute total return, primarily from income and capital appreciation.
Expense [Heading]		The Fund's Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional, in the section entitled “Choosing a Class of Shares” in the Fund's prospectus on page 18, and in the Fund's Statement of Additional Information (“SAI”) on page 42.

Shareholder Fees Caption [Text]		Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund's performance. The Fund is a new series and therefore it does not yet have a portfolio turnover rate.

Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example [Heading]		Example.
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers or expense limits for the Fund will expire after one year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]		Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption [Text]		Assuming No Redemption
Strategy [Heading]		The Fund's Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund invests, under normal circumstances, at least 80% of its assets (including the amount of borrowings for investment purposes) in U.S. and non-U.S. debt instruments.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.

The Fund seeks to achieve its investment goal by investing in a wide array of debt securities or other debt instruments. The Fund may invest in debt instruments of any credit quality or rating and may invest without limit in loans, bonds and other debt instruments that are rated below investment grade by one or more nationally recognized statistical ratings organizations (“NRSRO”) (i.e., rated Ba or lower by Moody's Investors Service, Inc. (“Moody's”) or BB or lower by Standard & Poor's Ratings Services (“S&P”)) or, if unrated, deemed by the Fund's sub-advisor, Ares Capital Management II, LLC (“Ares”), to be of comparable quality.  These investments may include distressed or defaulted debt instruments.  Securities rated below investment grade are sometimes referred to as “high yield” or “junk” bonds.

In managing the Fund's portfolio, Ares seeks to take advantage of opportunities presented from time to time in credit markets by systematically allocating and reallocating the Fund's assets among core investments and opportunistic investments as credit market conditions change.

The Fund's core investments include the following:

•                 Opportunistic Liquid Credit—The Fund seeks to generate current income with attractive relative value by investing in senior secured and unsecured debt of U.S. and non-U.S. companies.

•                  Structured Credit—The Fund seeks to generate current income and capital appreciation by investing in debt and equity securities of Collateralized Loan Obligations (“CLO”) in the U.S. and globally.

•                  Special Situations—The Fund seeks capital appreciation by investing in distressed U.S. and non-U.S. corporate loans and bonds that trade at significant discounts to par value.

•                  Hedges—The Fund engages in short selling, futures contracts, total return and interest rate swaps, pairs trades and options transactions in an attempt to achieve downside protection and reduce portfolio volatility.

In addition, the Fund may make opportunistic investments from time to time in debtor-in-possession loans (sometimes referred to as “DIP” loans), exit financings, rescue financings, post-bankruptcy equity securities, preferred stock, convertible debt, stressed and distressed debt instruments and other securitized vehicles.

The corporate loans (commonly referred to as “bank loans”) in which the Fund invests are typically senior in payment priority and secured by a lien on the borrower's assets.  These corporate loans may include second lien loans, mezzanine loans and, to a limited extent, DIP loans.  The capacity of a company to borrow and the quality of the credit underlying a corporate loan are typically determined based upon one or more of the projected cash flows of the borrower, the enterprise value of the borrower or the asset value of the collateral supporting any liens.

The corporate debt securities, including high yield bonds, and other similar debt instruments in which the Fund invests are typically unsecured and may be subordinated in payment priority to other debt of the borrower.  The terms governing these debt instruments may include features that can result in principal appreciation under certain circumstances.  The capacity of a company to issue debt securities or other similar debt instruments and the quality of the credit underlying a company's debt securities or other similar debt instruments are typically determined based upon the projected cash flows of the borrower, the enterprise value of the borrower or both.

Ares' investment philosophy, portfolio construction and portfolio management involve an assessment of the overall macroeconomic environment, financial markets and company-specific research and analysis.  A hallmark of the Fund's investment philosophy will be a consistent and rigorous approach to due diligence and investment selection.

The Fund is expected to engage in hedging strategies from time to time in an attempt to achieve downside protection and reduce portfolio volatility.  The Fund's hedging strategies may include, among other things, entering into synthetic credit index short positions, single security short selling, pairs trades, futures contracts, total return and interest rate swaps, and certain options transactions.

The Fund is non-diversified and therefore may invest a significant percentage of its assets in the securities of a single issuer.

Risk [Heading]		The Fund's Principal Risks
Risk Narrative [Text Block]

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments.  The Fund is subject to the principal risks summarized below.

Collateralized Loan Obligations Risk:  A collateralized loan obligation is a type of asset-backed security that is an obligation of a trust typically collateralized by pools of loans, which may include domestic and foreign senior secured and unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade, or equivalent unrated loans.  The cash flows from the trust are split into two or more portions, called tranches, which vary in risk and yield. The riskier portion is the residual, or “equity,” tranche, which bears some or all of the risk of default by the loans in the trust. The risks of an investment in a CLO largely depend on the type of underlying collateral securities and the tranche in which the Fund invests. Typically, CLOs are privately offered and sold, and thus are not registered under the securities laws. As a result, the Fund may in certain circumstances characterize its investments in CLOs as illiquid.  In assessing liquidity, the Fund will consider various factors including whether the CLO may be purchased and sold in Rule 144A transactions and whether an active dealer market exists.  CLOs are subject to the typical risks associated with debt instruments (i.e., interest rate risk and credit risk). Additional risks of CLOs include the possibility that distributions from collateral securities will be insufficient to make interest or other payments, the potential for a decline in the quality of the collateral, and the possibility that the Fund may invest in a subordinate tranche of a CLO. In addition, due to the complex nature of a CLO, an investment in a CLO may not perform as expected. An investment in a CLO also is subject to the risk that the issuer and the investors may interpret the terms of the instrument differently, giving rise to disputes.

Convertible Securities Risk: Convertible securities are subject to the risks of both debt securities and equity securities.  The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying security.

Counterparty Risk:  A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

Derivatives Risk: The use of derivatives may expose the Fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives. Risks associated with derivatives may include correlation risk, which is the risk that the derivative does not correlate well with the security, index, or currency to which it relates, and the risk that the derivative may not have the intended effects. The use of derivatives to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements. The use of derivatives may also expose the Fund to leverage risk, liquidity risk or, when the Fund uses over-the-counter derivatives, counterparty risk. These additional risks could cause the Fund to experience losses to which it would otherwise not be subject.

•  Leverage Risk: Leverage occurs when the Fund uses derivatives or similar instruments or techniques to gain exposure to investments in an amount that exceeds the Fund's initial investment. The use of leverage magnifies changes in the Fund's net asset value and thus results in increased portfolio volatility and increased risk of loss.  Leverage can also create an interest expense that may lower the Fund's overall returns. There can be no guarantee that a leveraging strategy will be successful.

•  Futures Contracts Risk: The risks associated with the Fund's futures positions include liquidity and counterparty risks associated with derivative investments.

•  Options Risk: Options trading is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The value of options can be highly volatile, and their use can result in loss if the sub-advisor is incorrect in its expectation of price fluctuations. The successful use of options for hedging purposes also depends in part on the ability of the sub-advisor to predict future price fluctuations and the degree of correlation between the options and securities markets. When options are purchased over the counter, the Fund becomes exposed to counterparty risk, i.e., the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract.  Options, whether exchange traded or over-the-counter, may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.

•  Swap Agreement Risk: Swap agreements can be either bilateral agreements traded over the counter or exchange-traded agreements. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty. Swap agreements also may be considered to be illiquid. In addition, the Fund may enter into swap agreements that involve a limited number of counterparties, which may increase the Fund's exposure to the credit risk of each counterparty. Further, there is a risk that no suitable counterparties may be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment goal. In addition to these risks, interest rate swaps and credit default swaps have other specific risks. The Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into an interest rate swap where it agrees to exchange a floating-rate of interest for a fixed rate of interest, it may have to pay more money than it receives. Similarly, if the Fund enters into an interest rate swap where it agrees to exchange a fixed rate of interest for a floating-rate of interest, it may receive less money than it has agreed to pay. Credit default swaps involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a purchaser only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Equity Security Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry or economic trends and developments.  The prices of securities issued by these companies may decline in response to developments, which could result in a decline in the value of the Fund's shares.

•  Preferred Stock Risk:  Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.

Fixed-Income Risk: The market value of the Fund's fixed-income investments responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers. Generally, the Fund's fixed-income investments will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the Fund's maturity or duration, the more sensitive the value of the Fund's shares will be to changes in interest rates.

•  Corporate Loan Risk.  The corporate loans in which the Fund invests will primarily be rated below investment grade.  As a result, even though the corporate loans will typically be secured by a first or second priority lien on the borrower's assets, such corporate loans will be considered speculative with respect to the borrowers' ability to make payments of interest and principal and will otherwise generally bear risks similar to those associated with non-investment grade securities.  There is a high risk that the Fund could suffer a loss from investments in lower rated corporate loans as a result of a default by the borrower.  In addition, there can be no assurance that the liquidation of any collateral securing a corporate loan would satisfy the borrower's obligation to the Fund in the event of non-payment of interest or principal, whether when due or upon acceleration, or that the collateral could be liquidated, readily or otherwise. In the event of the bankruptcy or insolvency of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral, if any, securing a corporate loan, and the collateral securing a corporate loan, if any, may lose all or substantially all of its value in the event of the bankruptcy or insolvency of a borrower. Corporate loans are also subject to a number of risks described elsewhere in this prospectus, including credit risk, interest rate risk and liquidity risk.  Each of these risks will be heightened with respect to corporate loans that are subordinated in payment or secured by a second or lower priority lien on the borrower's assets.

•  Credit Risk: The fixed-income securities in the Fund's portfolio are subject to the possibility that a deterioration, whether sudden or gradual, in the financial condition of an issuer, or a deterioration in general economic conditions, could cause an issuer to fail to make timely payments of principal or interest, when due. This may cause the issuer's securities to decline in value.

•  Distressed Securities Risk: Distressed securities are speculative and involve significant risks in addition to the risks generally applicable to non-investment grade debt securities.  Distressed securities bear a substantial risk of default, and may be in default at the time of investment.  The Fund will generally not receive interest payments on distressed securities, and there is a significant risk that principal will not be repaid, in full or at all.  The Fund may incur costs to protect its investment in distressed securities, which may include seeking recovery from the issuer in bankruptcy.  In any reorganization or liquidation proceeding relating to the issuer of distressed securities, the Fund may lose its entire investment or may be required to accept cash or securities with a value less than its original investment.  Distressed securities, and any securities received in exchange for distressed securities, will likely be illiquid and may be subject to restrictions on resale.

•  Interest Rate Risk: As interest rates rise, the value of fixed-income securities the Fund owns will likely decrease. The market price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. There may be less governmental intervention in the securities markets in the near future. The negative impact on fixed-income securities if interest rates increase as a result could negatively impact the Fund's net asset value.

•  Non-Investment-Grade Debt Securities Risk: Non-investment-grade debt securities are sometimes referred to as “junk bonds” and are considered speculative with respect to their issuers' ability to make payments of interest and principal. There is a high risk that the Fund could suffer a loss from investments in non-investment-grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that non-investment-grade debt securities are generally unsecured and therefore, in the event of a default or bankruptcy, holders of non-investment-grade debt securities generally will not receive payments until the holders of all other debt have been paid. Non-investment-grade debt securities may also be less liquid than investment-grade debt securities.

Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers, while such events may not necessarily affect the U.S. economy or issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. There are also risks associated with foreign accounting standards, government regulation, market information, and clearance and settlement procedures. Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes. .  In addition, it may be more difficult and costly for the Fund to seek recovery from an issuer located outside the United States in the event of a default on a portfolio security or an issuer's insolvency proceeding.

Fund-of-Funds Risk:  Certain Touchstone funds-of-funds may invest in the Fund.  As investors purchase and redeem shares of the funds-of-funds, and as the assets of the funds-of-funds are allocated and reallocated among underlying funds, including the Fund, the Fund may experience large inflows or outflows of cash from time to time.  As a result, the Fund may be required to sell securities or invest cash at times when it otherwise would not do so, realize additional capital gains or incur increased transaction costs, all of which could adversely affect the Fund's performance.  This activity could also have adverse effects on the Fund's expense ratio, which will generally fall as the Fund's assets increase and rise as the Fund's assets decrease.

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices, or at all.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the “Advisor” or “Touchstone Advisors”) engages one or more sub-advisors to make investment decisions on a portion of or the entire portfolio.  There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors.  The value of your investment may decrease if a sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Non-Diversification Risk: The Fund is non-diversified, which means that it may invest a greater percentage of its assets than a diversified mutual fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political, or regulatory event.

Pay-In-Kind (“PIK”) Bonds Risk: Pay-in-kind bonds are securities that, at the issuer's option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

Rule 144A Securities Risk: Rule 144A securities are restricted securities that may be purchased only by qualified institutional buyers in reliance on an exemption from federal registration requirements.  Investing in Rule 144A securities may reduce the liquidity of the Fund's portfolio if an adequate institutional trading market for these securities does not exist.  The Fund may be unable to sell Rule 144A securities at advantageous prices or times, or at all, if an insufficient number of qualified institutional buyers is interested in purchasing such securities.  Prices of Rule 144A securities often reflect a discount, which may be significant, from the market price of comparable exchange-listed securities for which a liquid trading market exists.  The Fund may also have to bear the expense of registering Rule 144A securities for resale and the risk of substantial delays in effecting the registration.

Short Sales Risk:  In a short sale, the Fund sells a security or other financial instrument, such as a futures contract, that it does not own.  To complete the transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement.  If the price of the security sold short rises between the time the Fund sells the security short and the time the Fund replaces the security sold short, the Fund will realize a loss on the transaction.  Although the Fund's potential gain on a short sale is limited to the amount at which the Fund sells the security short, the Fund's potential loss on a short sale is limited only by the maximum attainable price of the security less the price at which the security was sold short.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal.  You can find more information about the Fund's investments and risks under the “Principal Investment Strategies and Risks” section of the Fund's prospectus.

Risk Lose Money [Text]		You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table [Heading]		The Fund's Performance
Performance Narrative [Text Block]

The Fund's performance information is only shown when it has had a full calendar year of operations.  Since the Fund is a new series, there is no performance information included in this prospectus. For a discussion on the “Prior Performance for Similar Accounts Managed by the Sub-Advisor” see the Fund's prospectus on page 17.

| Touchstone Credit Opportunities Fund | Class A
Risk/Return:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		none
Wire Redemption Fee		$ 15
Management Fees		1.10%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.65%
Total Annual Fund Operating Expenses		2.00%
Fee Waiver or Expense Reimbursement	[2]	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[2]	1.69%
Expense Example, with Redemption, 1 Year		$ 737
Expense Example, with Redemption, 3 Years		$ 1,138
| Touchstone Credit Opportunities Fund | Class C
Risk/Return:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		1.00%
Wire Redemption Fee		$ 15
Management Fees		1.10%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses	[1]	0.65%
Total Annual Fund Operating Expenses		2.75%
Fee Waiver or Expense Reimbursement	[2]	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[2]	2.44%
Expense Example, with Redemption, 1 Year		$ 347
Expense Example, with Redemption, 3 Years		824
1 Year		247
3 Years		$ 824
| Touchstone Credit Opportunities Fund | Class Y
Risk/Return:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		none
Wire Redemption Fee		$ 15
Management Fees		1.10%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.65%
Total Annual Fund Operating Expenses		1.75%
Fee Waiver or Expense Reimbursement	[2]	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[2]	1.44%
Expense Example, with Redemption, 1 Year		$ 147
Expense Example, with Redemption, 3 Years		$ 521
| Touchstone Credit Opportunities Fund | Institutional Class
Risk/Return:
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)		none
Wire Redemption Fee		$ 15
Management Fees		1.10%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	0.55%
Total Annual Fund Operating Expenses		1.65%
Fee Waiver or Expense Reimbursement	[2]	(0.31%)
Total Annual Fund Operating Expenses After Fee Waiver or Expense Reimbursement	[2]	1.34%
Expense Example, with Redemption, 1 Year		$ 136
Expense Example, with Redemption, 3 Years		$ 490

[1]	Other Expenses are estimated. The Fund's inception date is August 31, 2015.
[2]	Touchstone Advisors, Inc. and Touchstone Strategic Trust have entered into a contractual expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transactions and investment related expenses; other expenditures which are capitalized in accordance with U.S. generally accepted accounting principles; the cost of “Acquired Fund Fees and Expenses,” if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.69%, 2.44%, 1.44%, and 1.34% of average monthly net assets for Classes A, C, Y, and Institutional Class shares, respectively. This contractual expense limitation is effective through October 30, 2016, but can be terminated by a vote of the Board of Trustees of the Trust (the “Board”) if it deems the termination to be beneficial to the Fund's shareholders. The terms of the expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount in effect at the time of the waiver or reimbursement.